Commitments and Contingencies (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Monthly rental payments	$ 4,693		$ 4,693
Rent expenses	16,817	$ 54,687
Amount of discretionary bonus with health insurance	$ 1
Percentage of net profit interest	20.00%		20.00%
Chief Executive Officer [Member]
Professional consulting contract expense	$ 0		$ 1,000,000
Operating Facility Lease [Member]
Lease expire date	Sep. 30, 2017